SHARE-BASED COMPENSATION - Fair Value Of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assumptions used to estimate the fair value
Risk free interest rate, minimum	3.38%	1.92%	1.11%
Risk free interest rate, maximum	4.86%	4.25%	1.67%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	72.60%	74.20%	73.10%
Expected volatility, maximum	73.10%	74.90%	75.50%
Exercise multiple, minimum	$ 2.2	$ 2.2	$ 2.2
Exercise multiple, maximum	$ 2.8	$ 2.8	$ 2.8
Contractual life (in years)	10 years	10 years	10 years